Note 12 - Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY

Successor

Series A Preferred Stock

On April 25, 2013, the Company issued two preferred shares, one to each of the Founder Entities for $20. In connection with the Initial Public Offering on May 22, 2013, the Founder Entities purchased an additional 1,999,998 preferred shares for $20,000. Upon the Domestication, such preferred shares were automatically converted into shares of our Series A Preferred Stock. As a result, the Founder Entities are the current holders of our outstanding 2,000,000 shares of Series A Preferred Stock. Holders of our Series A Preferred Stock are entitled to receive dividends on their Series A Preferred Stock in the form of shares of our common stock. On December 31, 2014, we approved a stock dividend of 10,050,290 shares of our common stock with respect to our outstanding Series A Preferred Stock, which represented 20% of the appreciation of the market price of our common stock over the Initial Public Offering price of $10.00 multiplied by the total Initial Public Offering shares. The dividend price was $22.85 (calculated based upon the average of the last ten trading days of the year’s volume weighted average share prices), and the shares were issued on January 2, 2015 based on the volume weighted average price of $23.16 on December 31, 2014. In subsequent years, the dividend amount will be calculated based on the appreciated stock price compared to the highest dividend price previously used in calculating the Series A Preferred Stock dividends.

Shares of Series A Preferred Stock will be automatically converted into shares of common stock on a one for one basis (i) in the event of a change of control of the Company following an acquisition or (ii) upon the last day of the seventh full financial year following the MacDermid Acquisition, being December 31, 2020 (extendable by our Board for three additional years). Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the holder until December 31, 2020 and has certain voting rights.

During the Successor 2013 Period, the Company recognized a non-cash charge related to the fair value of the preferred dividend rights of $172.0 million. The fair value of the preferred dividend rights was measured based on significant inputs not observable in the market (Level 3 inputs). Key assumptions included the fair value of the common stock and an assumption of volatility. The fair value was calculated using a Monte-Carlo simulation.

Underwritten Public Offering

On November 11, 2014, we entered into an underwriting agreement with Barclays Capital Inc. and Credit Suisse Securities (USA) LLC, as representatives of several underwriters relating to the underwritten public offering of 16,445,000 shares of our common stock at a public offering price of $24.50 per share. This number of shares includes 2,145,000 shares sold to the underwriters upon exercise in full of their option to purchase additional shares. This offering was registered with the SEC pursuant to a registration statement on Form S-1, as amended (File Nos. 333-199816 and 333-200093), initially filed by Platform on November 3, 2014. The offering closed on November 17, 2014 and resulted in gross proceeds to Platform of approximately $403 million, before underwriting discounts, commissions and offering expenses of $14.1 million.

Issuance of Securities in Connection with Acquisitions

In connection with the Agriphar Acquisition, on October 1, 2014, we issued to a representative of Percival 711,551 restricted shares of our common stock, which will become unrestricted beginning January 2, 2018 unless agreed otherwise in accordance with the terms of the acquisition agreement. These shares can also be transferred back to us within six-months after the closing of the Agriphar Acquisition for €15 million ($18.2 million based on the December 31, 2014 exchange rate of $1.21 per €1.00).

In connection with the CAS Acquisition, on November 3, 2014, we issued to Chemtura 2,000,000 shares of our common stock restricted under Rule 144.

Private Placements

On October 8, 2014 and November 6, 2014, we completed the October/November Private Placement to certain qualified institutional buyers and a limited number of institutional accredited investors of an aggregate of 16,060,960 shares and 9,404,064 shares, respectively, of our common stock at a price of $25.59 per share. In the October/November Private Placement, we received proceeds of $652 million, gross of transaction fees and offering expenses of $0.3 million.

On May 20, 2014, we completed the May Private Placement to certain investors of an aggregate of 15,800,000 shares of the Company’s common stock for an aggregate consideration of $300 million, gross of transaction related costs of $13.8 million.

Warrant Mandatory Redemption

On March 4, 2014, a mandatory redemption event occurred with respect to all of the Company’s outstanding warrants. The Company fixed April 3, 2014 as the date of the mandatory redemption of the warrants, and accordingly, on or after that date, holders of warrants had no further rights with regard to such warrants except to receive $0.01 per warrant. During the year ended December 31, 2014, the Company issued 16,244,694 shares of common stock in connection with the exercise of a total of 48,734,082 warrants resulting in proceeds to the Company of $187 million. On April 3, 2014, Platform completed the mandatory redemption of the remaining 8,580 outstanding warrants for $0.01 per warrant.

Ordinary Shares (Pre-Domestication)

MacDermid Acquisition

In connection with the MacDermid Acquisition, the Company agreed to apply to list its shares on the NYSE and to change its jurisdiction of incorporation from the British Virgin Islands to Delaware. The Company filed a registration statement on Form S-4 with the SEC to effect these changes. The registration statement was declared effective on January 22, 2014 and on that same date the Company completed the Domestication. On January 23, 2014, the Company’s common stock began trading on the NYSE under the ticker symbol “PAH.” On March 4, 2014, pursuant to the terms of an Exchange Agreement, dated October 25, 2013, between the Company and the fiduciaries of the 401K, the Company acquired the remaining 3% of MacDermid for approximately $2.6 million in cash (which is reflected in “Acquisition of business, net” in the accompanying Condensed Consolidated Statements of Cash Flows) and 1,670,386 shares of the Company’s common stock.

In connection with the Domestication, (i) each ordinary share of the Company that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of common stock (par value $0.01) of the Company, (ii) outstanding options, warrants and other rights to acquire ordinary shares became options, warrants or rights to acquire the corresponding shares of common stock of the Company, and (iii) each share held by the Founder Entities that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of Series A Preferred Stock of the Company.

Initial Public Offering

In connection with the Initial Public Offering on May 22, 2013, the Company issued 88,500,000 common shares (no par value) for gross proceeds of $885 million. Also, on May 22, 2013, the Company issued an aggregate of 29,500 common shares to non-founder directors for $10.00 per share. Each common share has voting rights and winding-up rights.

Each of the 2,000,000 preferred shares, 88,500,000 common shares issued in connection with the Initial Public Offering as well as the 29,500 common shares issued to the non-founder directors was issued with a warrant (90,529,500 warrants in aggregate), entitling the holder of each warrant to purchase one-third of common shares with a strike price of $11.50 per common share. Each warrant was exercisable until three years from the date of an acquisition, unless mandatorily redeemed by the Company. The warrants were mandatorily redeemable by the Company at a price of $0.01 should the average market price of a common share exceed $18.00 for 10 consecutive trading days. In order to fund a portion of the cash consideration for the MacDermid Acquisition in November 2013, the Company conducted an offer to issue shares of common stock of the Company in exchange for $10.50 and 3 warrants, up to a maximum of half of the warrants outstanding in which 40,386,840 warrants (representing $141 million cash) were exercised and 13,462,280 underlying shares of common stock were issued. In conjunction with this Warrant Exchange Offer not being fully subscribed, on November 13, 2013, the Company issued 380,952 shares at $10.50 per share to the Founder Entities and issued 190,476 shares each to two of its independent directors at $10.50 per share.

Non-Controlling Interest

In connection with the MacDermid Acquisition, approximately $97.5 million was raised in new equity consisting of shares of PDH Common Stock that may be exchanged for shares of common stock at a rate of 25% per year over a four year period.

The PDH Common Stock is classified as a non-controlling interest on the Consolidated Balance Sheets at December 31, 2014 and 2013 and will continue to be until such time as it is exchanged for shares of common stock. The total number of shares of common stock originally issuable upon the exchange of PDH Common Stock pursuant to the RHSA was approximately 8.8 million. As of December 31, 2014, 134,044 shares of our common stock were issued in connection with the exchange of PDH Common Stock.

Approximately $6.4 million of the 2014 net loss and $1.4 million of Successor 2013 net loss has been allocated to the Retaining Holders as included in the Consolidated Statements of Operations, representing non-controlling interest of 6.66% and 6.76% at December 31, 2014 and 2013, respectively.

Predecessor

The Predecessor had previously issued 50,000,000 shares at $1.00 par value per share of common share prior to the MacDermid Acquisition. As of December 31, 2012, there were 49,582,936 common shares outstanding.

The Predecessor also issued 316,000 preferred shares at $1,000 original cost per share. The preferred shares accrued a 9% cumulative payment in kind dividend compounded quarterly. At December 31, 2012, the amount of the cumulative payment in kind dividend was $209 million. At December 31, 2012, there were 315,144 preferred shares outstanding. The preferred shares were not redeemable and had no voting rights, covenants or restrictions. Upon liquidation, the preferred shares would first receive, to the extent funds are available, proceeds equal to the payment in kind dividend then the unreturned preferred share original cost, which was $1,000 per share. Then, the holders of the common shares will receive the unreturned common share original issue cost, which was $1.00 per share. The holders of the common shares and A and B Shares shall be entitled to receive the remaining portion of the proceeds from liquidation. Based on the MacDermid Acquisition described in Note 2, the respective shareholders were paid in accordance with these terms.